BALANCE SHEET COMPONENTS	12 Months Ended
Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
Accounts Receivable, Net

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts receivable, gross(1)	$40,895	$80,829
Less: allowance for credit losses	(940)	(3,768)
Less: allowance for sales returns	(225)	(359)
Accounts receivable, net	$39,730	$76,702
(1)In December 2018, May 2019 and March 2021, certain subsidiaries entered into factoring arrangements with two separate third-party factor agencies related to our accounts receivable from customers in Europe and the United States. As a result of these factoring arrangements, title of certain accounts receivable balances was transferred to third-party vendors, and both arrangements were accounted for as a sale of financial assets given effective control over these financial assets has been surrendered. As a result, these financial assets have been excluded from our Consolidated Balance Sheets. In connection with the factoring arrangements, we sold accounts receivable invoices amounting to $336.7 million and $249.0 million in fiscal years 2021 and 2020, respectively. As of January 2, 2022 and January 3, 2021, total uncollected accounts receivable from end customers under both arrangements were $36.7 million and $34.1 million, respectively.

(In thousands)	Balance at Beginning of Period	Charges (Releases) to Expense	Deductions	Balance at End of Period
Allowance for credit losses
Year ended January 2, 2022	$3,768	$(1,973)	$(855)	$940
Year ended January 3, 2021	2,767	2,548	(1,547)	3,768

Allowance for sales returns
Year ended January 2, 2022	$359	$(134)	$—	$225
Year ended January 3, 2021	501	(142)	—	359
Inventories

	As of
(In thousands)	January 2, 2022	January 3, 2021
Raw materials	$47,894	$25,100
Work-in-process	47,953	61,059
Finished goods	116,973	83,081
Inventories	$212,820	$169,240
As of January 2, 2022 and January 3, 2021, the Company had reserves for excess or obsolete inventories of $4.9 million and $5.3 million respectively.

Prepaid Expenses and Other Current Assets

	As of
(In thousands)	January 2, 2022	January 3, 2021
VAT receivables, current portion	$9,063	$2,971
Derivative financial instruments (Note 12)	3,526	1,997
Tax receivables	6,843	5,025
Other receivables	24,637	17,422
Deferred issuance cost (Note 11)	—	9,228
Restricted cash	1,661	2,483
Other prepaid expenses and other current assets	16,174	10,344
Prepaid expenses and other current assets	$61,904	$49,470
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of January 2, 2022
Trademarks and purchased technology	$2,162	$(1,742)	$420

As of January 3, 2021
Trademarks and purchased technology	$1,815	$(1,359)	$456
Aggregate amortization expense for intangible assets totaled $0.4 million and $5.0 million and $7.3 million for fiscal years 2021, 2020, and 2019 respectively.
As of January 2, 2022, the estimated future amortization expense related to definite-lived intangible assets is as follows:

(In thousands)
Fiscal Year
2022	$254
2023	89
2024	43
2025	20
2026	11
Thereafter	3
Total future amortization expense	$420
Property, Plant and Equipment, Net

	As of
(In thousands)	January 2, 2022	January 3, 2021
Manufacturing equipment	$171,217	$123,453
Land and buildings	145,134	137,975
Leasehold improvements	83,293	82,091
Solar power systems	1,337	1,382
Computer equipment	39,815	34,811
Furniture and fixtures	1,360	1,303
Construction-in-process	124,494	24,626
Property, plant and equipment, gross	566,650	405,641
Less: accumulated depreciation	(180,020)	(158,733)
Property, plant and equipment, net	$386,630	$246,908
Aggregate depreciation expense for property, plant and equipment totaled $41.8 million and $42.3 million and $46.0 million for fiscal years 2021, 2020, and 2019 respectively.
Other Long-term Assets

	As of
(In thousands)	January 2, 2022	January 3, 2021
Equity investments without readily determinable fair value (Note 10)	$4,000	$4,000
Equity method investments (Note 10)	11,230	25,707
Prepaid Forward (Note 11)	32,250	66,718
Prepayment for capital expenditure	34,631	7,271
Restricted cash	24,029	345
Other	8,937	9,413
Other long-term assets	$115,077	$113,454
Accrued Liabilities

	As of
(In thousands)	January 2, 2022	January 3, 2021
Employee compensation and employee benefits	$18,769	$16,914
Short-term warranty reserves(1)	11,457	9,548
Restructuring reserve (Note 8)	1,177	—
Accrued interest payable	6,056	6,185
Other payables to SunPower (Note 3)	8,361	7,942
VAT payables	6,687	9,270
Derivative financial instruments (Note 12)	536	2,971
Legal accruals	7,177	3,450
Taxes payable	2,296	13,447
Unrecognized tax benefits	3,731	—
Payable to factor agencies	1,073	795
Other	11,360	6,785
Accrued liabilities	$78,680	$77,307
(1)Included in the warranty reserve is the short-term system warranty reserve of $0.03 million and $3.3 million as of January 2, 2022 and January 3, 2021, respectively, relating to SunPower’s business which is indemnified by SunPower under the Separation and Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Prepaid expense and other current assets” on the Consolidated Balance Sheets.
Other Long-term Liabilities

	As of
(In thousands)	January 2, 2022	January 3, 2021
Long-term warranty reserves	$23,762	$26,955
Unrecognized tax benefits	9,834	18,063
Long-term security deposit payable	1,990	2,148
Long-term pension liability	2,341	2,992
Refund liabilities to Total	22,566	—
Other	546	1,594
Other long-term liabilities	$61,039	$51,752
(1)Included in the warranty reserve is the long-term system warranty reserve of $3.8 million and $2.0 million as of January 2, 2022 and January 3, 2021, respectively, relating to SunPower’s business which is indemnified by SunPower under the Separation and Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Prepaid expense and other current assets” on the Consolidated Balance Sheets.
Accumulated Other Comprehensive Loss

	As of
(In thousands)	January 2, 2022	January 3, 2021
Cumulative translation adjustment	$(18,741)	$(13,280)
Unrecognized gain on long-term pension liability adjustment	4,208	3,365
Net unrealized gain (loss) on derivative instruments	2,689	(476)
Accumulated other comprehensive loss	$(11,844)	$(10,391)